UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6041

Central Europe & Russia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2008 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES – 49.6%
	COMMON STOCKS – 48.9%
	BUILDING PRODUCTS – 0.8%
30,000	Sibirskiy Cement	$6,900,000
	COMMERCIAL BANKS – 4.1%
9,421,000	Sberbank	33,915,600
1,000	Sberbank RF (GDR) Reg S	464,845
		34,380,445
	CONSTRUCTION MATERIALS – 1.1%
710,000	LSR Group (GDR) Reg S*	8,804,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
600,000	Comstar United Telesystems (GDR) Reg S	6,240,000
117,100	Rostelecom (ADR)†	8,126,740
		14,366,740
	ELECTRIC UTILITIES – 0.2%
216,633	OJSC The Fifth Power Generation (GDR)*	1,899,460
1,728	RAO Unified Energy System of Russia (GDR) Reg S*	172,627
		2,072,087
	ENERGY EQUIPMENT & SERVICES – 2.1%
328,980	Eurasia Drilling (GDR) Reg S*	7,566,540
498,824	Integra Group Holdings (GDR) Reg S*	6,609,418
91,000	OAO TMK (GDR) Reg S	3,276,000
		17,451,958
	FOOD PRODUCTS – 1.1%
40,000	Lebedyansky JSC	3,520,000
50,000	Wimm Bill Dann Foods (ADR)	5,474,500
		8,994,500
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
106,380	OJSC Territorial Generating (GDR) Reg S*	352,767

Shares	Description	Value(a)
	METALS & MINING – 7.6%
31,100	MMC Norilsk Nickel	$7,215,200
200,000	MMC Norilsk Nickel (ADR)	48,536,780
75,000	Mechel Steel Group OAO (ADR)	6,690,000
3,000	Vsmpo-Avisma Corporation	747,000
		63,188,980
	OIL, GAS & CONSUMABLE FUELS – 26.7%
1,400,000	Gazprom	16,730,000
1,950,000	Gazprom (ADR)	94,087,500
711,500	LUKOIL (ADR)	49,022,350
170,000	NovaTek OAO (GDR) Reg S	11,220,000
5,000,000	Rosneft Oil Company (GDR) Reg S	35,450,000
170,000	Surgutneftegaz (ADR)†	7,990,000
70,000	Tatneft (GDR) Reg S	7,000,000
		221,499,850
	PHARMACEUTICALS – 0.6%
78,570	Pharmstandard*	5,044,194
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%
600,000	RGI International Ltd.*	4,869,000
	WIRELESS TELECOMMUNICATIONS SERVICES – 2.2%
50,000	Mobile Telesystems (ADR)	4,009,000
100,000	Mobile Telesystems (GDR) Reg S	8,018,000
175,000	Sistema JSFC (GDR) Reg S	6,212,500
		18,239,500
	Total Common Stocks (cost $250,637,569)	406,164,021
	PREFERRED STOCK – 0.7%
	OIL, GAS & CONSUMABLE FUELS – 0.7%
3,500	Transneft (cost $7,910,045)	5,810,000
	Total Investments in Russian Securities (cost $258,547,614)	411,974,021

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2008 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN POLISH COMMON STOCKS – 20.3%
	COMMERCIAL BANKS – 10.9%
600,000	Bank Pekao	$47,756,660
2,353,000	Powszechna Kasa Oszczednosci Bank Polski	43,175,198
		90,931,858
	CONSTRUCTION & ENGINEERING – 0.4%
97,175	Pol-Aqua*	3,151,277
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.4%
3,000,000	Telekomunikacja Polska	28,200,813
	MEDIA – 1.4%
1,250,056	TVN	11,258,252
	METALS & MINING – 2.5%
550,000	KGHM Polska Miedz	20,375,806
	OIL, GAS & CONSUMABLE FUELS – 1.7%
560,000	Polski Koncern Naftowy Orlen*	9,250,195
149,500	Polski Koncern Naftowy Orlen (GDR) Reg S*	4,933,500
		14,183,695
	Total Investments in Polish Common Stocks (cost $120,348,127)	168,101,701
INVESTMENTS IN TURKISH COMMON STOCKS – 10.3%
	AUTOMOBILES – 1.2%
400,000	Ford Otomotiv Sanayi	4,086,846
1,350,000	Tofas Turk Otomobil Fabrikasi	6,091,954
		10,178,800
	BUILDING PRODUCTS – 0.0%
74,918	Trakya Cam Sanayii	142,883
	COMMERCIAL BANKS – 2.9%
2,999,999	Turkiye Garanti Bankasi	18,901,654
2,000,000	Turkiye Vakiflar Bankasi T.A.O.	4,904,215
		23,805,869
	CONSTRUCTION MATERIALS – 0.5%
825,000	Akcansa Cimento	4,214,559

Shares	Description	Value(a)
	FOOD & STAPLES RETAILING – 2.0%
120,370	Bim Birlesik Magazalar	$9,889,915
400,000	Migros Turk T.A.S.	6,334,610
		16,224,525
	HOTELS RESTAURANTS & LEISURE – 0.2%
1,758,333	Marmaris Marti Otel Isletmeleri	1,257,556
	INDUSTRIAL CONGLOMERATES – 1.0%
600,000	Enka Insaat ve Sanayi	8,429,119
	INSURANCE – 0.6%
1,520,833	Anadolu Hayat Emeklilik	4,739,250
	MEDIA – 0.6%
2,020,431	Hurriyet Gazetecilik ve Matbaacilik*	5,401,578
	OIL, GAS & CONSUMABLE FUELS – 0.6%
200,000	Tupras-Turkiye Petrol Rafinerileri	5,023,414
	WIRELESS TELECOMMUNICATIONS SERVICES – 0.7%
683,166	Turkcell Iletisim Hizmetleri	5,932,987
	Total Investments in Turkish Common Stocks (cost $63,125,637)	85,350,540
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 5.0%
	ELECTRIC UTILITIES – 5.0%
625,000	Ceske Energeticke Zavody (cost $1,760,447)	41,718,741
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 4.1%
	COMMERCIAL BANKS – 1.3%
250,000	OTP Bank	10,509,737
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
2,000,000	Magyar Telekom Nyrt.	9,564,719

  THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2008 (unaudited) (continued)

Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS – 0.8%
50,000	MOL Hungarian Oil and Gas Nryt.	$6,585,052
	PHARMACEUTICALS – 0.9%
30,000	Richter Gedeon Nyrt.	6,592,783
4,300	Richter Gedeon Nyrt. (GDR)	940,410
		7,533,193
	Total Investments in Hungarian Common Stocks (cost $16,617,606)	34,192,701
INVESTMENTS IN LUXEMBOURG COMMON STOCKS – 1.8%
	METALS & MINING – 1.8%
200,000	Evraz Group (GDR) Reg S(b) (cost $6,399,674)	14,540,000
INVESTMENTS IN BERMUDA COMMON STOCKS – 1.7%
	MEDIA – 1.7%
150,000 Central European Media Enterprises*(c)	(cost $14,358,565)	13,968,000
INVESTMENTS IN CYPRUS COMMON STOCKS – 0.7%
	OIL, GAS & CONSUMABLE FUELS – 0.3%
875,000	Urals Energy Public Co., Ltd.*(b)	2,851,775
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
400,000	AFI Development PLC (GDR) Reg S*(b)	3,220,000
	Total Investments in Cyprus Common Stocks (cost $7,953,565)	6,071,775

Shares	Description	Value(a)
INVESTMENTS IN SWEDISH COMMON STOCKS – 0.5%
	DIVERSIFIED FINANCIAL SERVICES – 0.1%
52,000	Vostok Nafta Investment (SDR)*(b)	$832,839
	ENERGY – 0.4%
52,000	Vostok Gas Ltd.*(b)	3,591,362
	Total Investments in Swedish Common Stocks (cost $427,267)	4,424,201
INVESTMENTS IN DUTCH COMMON STOCKS – 0.4%
	BEVERAGES – 0.4%
93,000 Efes Breweries International (GDR)*(b)	(cost $3,091,954)	2,929,500

CLOSED-END INVESTMENT COMPANY – 0.9%
	VIRGIN ISLANDS – 0.9%
2,788,996	RenShares Utilities Limited*(b) (cost $4,435,731)	7,753,409
	Total Investments in Common and Preferred Stocks – 95.2% (cost $497,066,187)	791,024,589
SECURITIES LENDING COLLATERAL – 1.3%
11,196,150 Daily Assets Institutional Fund, 4.22	%(d)(e) (cost $11,196,150)	11,196,150

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2008 (unaudited) (continued)

Shares	Description	Value(a)
CASH EQUIVALENTS – 2.1%
17,294,197	Cash Management QP Trust, 4.52%(e) (cost $17,294,197)	$17,294,197
	Total Investments – 98.7% (cost $525,556,534)	819,514,936
	Other Assets and Liabilities, Net – 1.3%	11,018,013
	NET ASSETS–100.0%	$830,532,949

*  Non-income producing securities.

†  All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $10,892,700 which is 1.3% of the net assets.

(a)  Values stated in US dollars.

(b)  Security listed in country of incorporation. Significant business activities of company are in Russia.

(c)  Security listed in country of incorporation. Significant business activities of company are in Czech Republic.

(d)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Key

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

SDR – Swedish Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008